Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.23%
Brazil–0.25%
StoneCo Ltd., Class A(a)	108,734	$1,213,472
Canada–0.24%
Canadian Pacific Railway Ltd.	14,946	1,179,239
China–6.19%
JD.com, Inc., ADR	381,678	22,721,292
Meituan, B Shares(a)(b)	190,960	4,254,340
Tencent Holdings Ltd.	67,300	3,280,233
		30,255,865
Denmark–3.72%
Novo Nordisk A/S, Class B	131,028	18,145,231
France–14.67%
Airbus SE	178,763	22,399,324
Dassault Systemes SE	51,441	1,911,893
EssilorLuxottica S.A.	15,045	2,752,999
Kering S.A.	19,699	12,298,006
LVMH Moet Hennessy Louis Vuitton SE	36,116	31,550,375
Pernod Ricard S.A.	3,626	750,243
		71,662,840
Germany–2.13%
Allianz SE	6,482	1,546,366
SAP SE	75,457	8,881,074
		10,427,440
India–4.79%
DLF Ltd.	3,436,281	15,013,917
ICICI Bank Ltd., ADR	401,936	8,372,327
		23,386,244
Israel–0.36%
Nice Ltd., ADR	8,459	1,754,650
Italy–0.76%
Brunello Cucinelli S.p.A.	44,603	3,706,578
Japan–6.24%
Keyence Corp.	34,600	15,982,666
Murata Manufacturing Co. Ltd.	130,600	7,503,498
Omron Corp.	20,500	1,188,379
TDK Corp.	162,300	5,798,131
		30,472,674
Netherlands–1.27%
ASML Holding N.V.	9,374	6,208,058
Spain–0.88%
Amadeus IT Group S.A.(a)	68,098	4,283,839
Sweden–3.93%
Assa Abloy AB, Class B	359,648	8,476,347
Atlas Copco AB, Class A	905,756	10,712,781
		19,189,128
Shares		Value
Switzerland–0.88%
Lonza Group AG	7,498	$4,280,420
United States–52.92%
Adobe, Inc.(a)	41,960	15,539,466
Agilent Technologies, Inc.	62,780	9,547,582
Alphabet, Inc., Class A(a)	501,096	49,528,329
Amazon.com, Inc.(a)	42,333	4,365,802
Analog Devices, Inc.	147,764	25,337,093
Avantor, Inc.(a)	109,160	2,608,924
Boston Scientific Corp.(a)	32,043	1,481,989
Charles River Laboratories International, Inc.(a)	7,856	1,910,972
Charter Communications, Inc., Class A(a)	6,128	2,355,052
Danaher Corp.	10,190	2,694,032
Datadog, Inc., Class A(a)	12,403	927,868
Dun & Bradstreet Holdings, Inc.	57,867	847,752
Ecolab, Inc.	9,796	1,516,715
Equifax, Inc.	45,202	10,043,884
Fidelity National Information Services, Inc.	24,342	1,826,624
IDEXX Laboratories, Inc.(a)	4,167	2,002,244
Illumina, Inc.(a)	17,190	3,682,098
Intuit, Inc.	55,258	23,355,899
Intuitive Surgical, Inc.(a)	15,166	3,726,135
IQVIA Holdings, Inc.(a)	23,218	5,326,441
Lam Research Corp.	1,183	591,618
Marriott International, Inc., Class A	19,700	3,431,346
Marvell Technology, Inc.	139,438	6,016,750
Meta Platforms, Inc., Class A(a)	129,125	19,235,751
Microsoft Corp.	28,220	6,993,198
NVIDIA Corp.	14,717	2,875,260
Phathom Pharmaceuticals, Inc.(a)	64,810	773,183
Qualtrics International, Inc., Class A(a)	69,072	1,089,266
S&P Global, Inc.	66,978	25,112,731
Splunk, Inc.(a)	21,710	2,079,167
United Parcel Service, Inc., Class B	55,364	10,255,074
Visa, Inc., Class A	45,806	10,544,999
Walt Disney Co. (The)(a)	7,459	809,227
		258,432,471
Total Common Stocks & Other Equity Interests (Cost $582,067,271)		484,598,149
Money Market Funds–0.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d)	1,346,699	1,346,699
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(c)(d)	961,644	961,933
Invesco Treasury Portfolio, Institutional Class, 4.30%(c)(d)	1,539,084	1,539,084
Total Money Market Funds (Cost $3,847,716)		3,847,716
TOTAL INVESTMENTS IN SECURITIES—100.02% (Cost $585,914,987)		488,445,865
OTHER ASSETS LESS LIABILITIES–(0.02)%		(111,952)
NET ASSETS–100.00%		$488,333,913

See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,486,191	$7,662,096	$(7,801,588)	$-	$-	$1,346,699	$12,806
Invesco Liquid Assets Portfolio, Institutional Class	1,066,095	5,472,926	(5,577,067)	(206)	185	961,933	9,551
Invesco Treasury Portfolio, Institutional Class	1,698,503	8,756,681	(8,916,100)	-	-	1,539,084	14,657
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,486,672	20,576,920	(24,063,592)	-	-	-	34,705*
Invesco Private Prime Fund	8,961,477	51,150,115	(60,114,169)	(199)	2,776	-	94,792*
Total	$16,698,938	$93,618,738	$(106,472,516)	$(405)	$2,961	$3,847,716	$166,511

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$1,213,472	$—	$—	$1,213,472
Canada	1,179,239	—	—	1,179,239
China	22,721,292	7,534,573	—	30,255,865
Denmark	—	18,145,231	—	18,145,231
France	—	71,662,840	—	71,662,840
Germany	—	10,427,440	—	10,427,440
India	8,372,327	15,013,917	—	23,386,244
Israel	1,754,650	—	—	1,754,650
Italy	—	3,706,578	—	3,706,578
Japan	—	30,472,674	—	30,472,674
Netherlands	—	6,208,058	—	6,208,058
Spain	—	4,283,839	—	4,283,839
Sweden	—	19,189,128	—	19,189,128
Switzerland	—	4,280,420	—	4,280,420
United States	258,432,471	—	—	258,432,471
Money Market Funds	3,847,716	—	—	3,847,716
Total Investments	$297,521,167	$190,924,698	$—	$488,445,865
Invesco Global Growth Fund